GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Schedule of Goodwill
a.	Goodwill:

	2021	2020
Balance as of January 1	$1,002.2	$981.9
Acquisitions	194.0	20.3

Balance as of December 31	$1,196.2	$1,002.2

Other Intangible Assets, Net

	Useful	December 31,
	Life	2021	2020
Original amount:
Core technology	8	$82.2	$55.4
Trademarks and trade names	15 – 20	25.5	25.5
Customer relationship	4	5.8	-

		113.5	80.9

Accumulated amortization:
Core technology		28.0	20.0
Trademarks and trade names		24.0	22.4
Customer relationship		0.5	-

		52.5	42.4

Intangible assets, net:
Core technology		54.2	35.4
Trademarks and trade names		1.5	3.1
Customer relationship		5.3	-

		$61.0	$38.5

Estimated Future Amortization Expense of Other Intangible Assets	The estimated future amortization expense of Intangible assets as of December 31, 2021 is as follows:

2022	$12.1
2023	10.5
2024	10.2
2025	9.7
2026	7.6
Thereafter	10.9

$61.0